FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2011
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CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: Horseman Capital Management Ltd
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		OCTOBER 18, 2011
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REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting manager are reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

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				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
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FORM 13F INFORMATION TABLE TOTAL:	18 entries
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FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 241,297.34 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
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
                      FORM 13F INFORMATION TABLE
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
________________________________________________________________________________
COL1                    COL 2    COL 3    COL 4     COL 5         COL6 COL7 COL8

                        Title             Value     Shares SH/PUT  Inv OtherVote
Name of Issuer          of Class CUSIP    (x$1000)   No.   PRN/CALLDiscMgrs Auth
________________________________________________________________________________

APPLE INC               Com Shr 037833100 42,135.86 110,500   SH   YES None Sole
ABERCROMBIE/ FITCH-CL A Com Shr 002896207 23,072.69 374,800   SH   YES None Sole
COACH INC               Com Shr 189754104  5,898.25 113,800   SH   YES None Sole
DOLLAR TREE INC         Com Shr 256746108  4,651.17  61,900   SH   YES None Sole
ESTEE LAUDER COMP-CL A  Com Shr 518439104 21,266.06 242,100   SH   YES None Sole
HJ HEINZ CO             Com Shr 423074103  9,086.40 180,000   SH   YES None Sole
HARRY WINSTON DIAMOND   Com Shr 41587B100  3,654.00 360,000   SH   YES None Sole
COCA-COLA CO/THE        Com Shr 191216100 24,233.77 358,700   SH   YES None Sole
MCDONALD'S CORP         Com Shr 580135101 27,162.73 309,300   SH   YES None Sole
NIKE INC -CL B          Com Shr 654106103 24,780.80 289,800   SH   YES None Sole
RALPH LAUREN CORP- CL A Com Shr 751212101  4,189.31  32,300   SH   YES None Sole
STARBUCKS CORP          Com Shr 855244109  9,352.33 250,800   SH   YES None Sole
SHINHAN FINAN GRP-ADR     ADR   824596100     88.97   1,300   SH   YES None Sole
STEVEN MADDEN LTD       Com Shr 556269108  3,311.00 110,000   SH   YES None Sole
TIFFANY & CO            Com Shr 886547108 16,968.78 279,000   SH   YES None Sole
TJX COMPANIES INC       Com Shr 872540109  7,305.40 131,700   SH   YES None Sole
VF CORP                 Com Shr 918204108  6,173.22  50,800   SH   YES None Sole
YUM! BRANDS INC         Com Shr 988498101  7,966.61 161,300   SH   YES None Sole